CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Ordinary shares [Member]	Additional paid-in capital [Member]	Amount of liability extinguished on account of shares [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2012	$ 711	$ 574	$ 43,518	$ 127	$ (43,508)
Balance (in shares) at Dec. 31, 2012		8,651,703
Shares issued in connection with extinguishments of liabilities		29	98	(127)
Shares issued in connection with extinguishments of liabilities (in shares)		429,600
Net income	4,127				4,127
Balance at Jun. 30, 2013	4,838	603	43,616		(39,381)
Balance (in shares) at Jun. 30, 2013		9,081,303
Balance at Dec. 31, 2013	19,392	904	55,530		(37,042)
Balance (in shares) at Dec. 31, 2013		13,284,144
Exercise of options and issuance of restricted share capital, net of issuance costs	2,494	30	2,464
Exercise of options and issuance of restricted share capital, net of issuance costs (in shares)		414,911
Stock- based compensation	17		17
Net income	3,450				3,450
Balance at Jun. 30, 2014	$ 25,353	$ 934	$ 58,011		$ (33,592)
Balance (in shares) at Jun. 30, 2014		13,699,055